Financial Instruments - Cross Currency Swaps (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 76,500	$ 67,218
2026
Disclosure of detailed information about financial instruments [line items]
Notional Amount	5,541
2027
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,797
2028
Disclosure of detailed information about financial instruments [line items]
Notional Amount	9,043
2029
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0
2030
Disclosure of detailed information about financial instruments [line items]
Notional Amount	14,499
Cross-currency swaps | 2026
Disclosure of detailed information about financial instruments [line items]
Notional Amount		4,483
Fair value Liability		0
Fair Value Asset		679
Cross-currency swaps | 2027
Disclosure of detailed information about financial instruments [line items]
Notional Amount	7,217	7,243
Fair value Liability	218	1
Fair Value Asset	53	547
Cross-currency swaps | 2028
Disclosure of detailed information about financial instruments [line items]
Notional Amount	11,913	19,300
Fair value Liability	1,111	137
Fair Value Asset	130	836
Cross-currency swaps | 2029
Disclosure of detailed information about financial instruments [line items]
Notional Amount	8,705	6,819
Fair value Liability	(149)	(211)
Fair Value Asset	387	0
Cross-currency swaps | 2030
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,327	2,182
Fair value Liability	(12)	0
Fair Value Asset	370	615
Cross-currency swaps | 2030
Disclosure of detailed information about financial instruments [line items]
Notional Amount	19,526	26,086
Fair value Liability	550	68
Fair Value Asset	1,505	3,166
Cross-currency swaps | 2032
Disclosure of detailed information about financial instruments [line items]
Notional Amount	3,683
Fair value Liability	(30)
Fair Value Asset	30
Cross-currency swaps | 2033
Disclosure of detailed information about financial instruments [line items]
Notional Amount	4,722
Fair value Liability	0
Fair Value Asset	296
Cross-currency swaps | Year Ten and Eleven
Disclosure of detailed information about financial instruments [line items]
Notional Amount	11,797	263
Fair value Liability	(3,507)	(31)
Fair Value Asset	0	0
Cross-currency swaps | Between Twelve and Twenty Years
Disclosure of detailed information about financial instruments [line items]
Notional Amount	5,398	10,000
Fair value Liability	0	2,248
Fair Value Asset	2,029	0
Cross-currency swaps | 2043
Disclosure of detailed information about financial instruments [line items]
Notional Amount		12,492
Fair value Liability		0
Fair Value Asset		3,588
Cross-currency swaps | 2050
Disclosure of detailed information about financial instruments [line items]
Notional Amount	3,471
Fair value Liability	0
Fair Value Asset	$ 1,118
Cross-currency swaps | 2050
Disclosure of detailed information about financial instruments [line items]
Notional Amount		3,471
Fair value Liability		0
Fair Value Asset		$ 1,714